FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Schedule of Financial Assets
December 31, 2023 US$‘000

Cost
At January 1	-
Additions in year	1,500
At December 31	1,500

Provision for impairment
At January 1	-
Impairment in the current year	(1,500)
At December 31	(1,500)

Carrying amount
At December 31	-